Share buyback	6 Months Ended
Jun. 30, 2025
Share Buyback [Abstract]
Share buyback

7.Share buyback
On 13 February 2025, Unilever PLC announced a new programme to buy back shares with an aggregate market value equivalent of up to €1.5 billion, to be completed on or before 6 June 2025. On 30 May 2025, Unilever announced the completion of its share buyback programme. A total of 27,815,955 ordinary Unilever PLC shares were purchased with an aggregate market value equivalent to €1.5 billion.